July 31, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Performance Funds Trust (File Nos. 33-46488 and 811-06603) Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
Ladies and Gentlemen:
Submitted electronically for filing on behalf of Performance Funds Trust (the “Trust”) pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 33 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.
This Amendment is being filed to reflect changes to the Trust’s Registration Statement pursuant to the Securities and Exchange Commission’s March 31, 2009 amendments to Form N-1A, in order to enhance the disclosures that are provided to mutual fund investors. The registrant elects to file its updated financial information by a post-effective amendment pursuant to Rule 485(b) prior to the effective date of this Amendment. On May 28, 2009, the Performance Advisor Growth Portfolio, the Performance Advisor Moderate Portfolio and the Performance Advisor Conservative Portfolio (the “Portfolios”) were liquidated pursuant to a plan of liquidation, which was approved by shareholders of the Portfolios at a Special Meeting of Shareholders held on May 27, 2009. Accordingly, the Portfolios are not included in the Amendment.
As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.
Please direct any questions you may have regarding this filing to my attention at (617) 824-1215 or, in my absence, to Michael P. Malloy, Esq. at (215) 988-2978.
Sincerely,
/s/ Curtis Barnes
Curtis Barnes
Secretary to the Registrant
cc: Michael P. Malloy, Esq.